TAX SITUATION - tax rates (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of tax situation [Line Items]
Rate	(29.50%)	(29.50%)	(29.50%)	(29.50%)
Number of Units of Tax Value		S/ 120,000
Tax Vaue amount	$ 0	S/ 4,500	$ 0	$ 0
2021
Disclosure of tax situation [Line Items]
Rate	32.00%	32.00%
Surcharge Rate	4.00%	4.00%
2021
Disclosure of tax situation [Line Items]
Rate	31.00%	31.00%
Surcharge Rate	3.00%	3.00%
2022
Disclosure of tax situation [Line Items]
Rate	30.00%	30.00%
Surcharge Rate	3.00%	3.00%
As of 2023
Disclosure of tax situation [Line Items]
Rate	30.00%	30.00%